UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT SERIES

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 5.1%
Hotels, Restaurants & Leisure - 0.9%
690,000	McDonald’s Corp.	$24,419,100

Leisure Equipment & Products - 0.3%
350,000	Hasbro Inc.	6,545,000

Media - 3.3%
300,000	Gannett Co. Inc.	15,636,000
533,100	News Corp., Class B Shares	10,725,972
2,447,100	Pearson PLC	33,237,833
600,000	Regal Entertainment Group, Class A Shares	11,796,000
800,000	Time Warner Inc.	13,200,000

	Total Media	84,595,805

Specialty Retail - 0.6%
450,000	Home Depot Inc.	15,619,500

	TOTAL CONSUMER DISCRETIONARY	131,179,405

CONSUMER STAPLES - 13.2%
Beverages - 1.8%
400,000	Coca-Cola Co.	17,800,000
451,374	PepsiCo Inc.	28,608,084

	Total Beverages	46,408,084

Food & Staples Retailing - 2.1%
1,197,600	Wal-Mart Stores Inc.	53,293,200

Food Products - 6.0%
350,000	Cadbury Schweppes PLC, Sponsored ADR	13,741,000
400,000	Campbell Soup Co.	14,672,000
450,000	General Mills Inc.	23,355,000
300,000	H.J. Heinz Co.	12,591,000
200,000	Kellogg Co.	9,634,000
1,383,400	Kraft Foods Inc., Class A Shares	44,822,160
1,475,640	Unilever PLC, Sponsored ADR	35,253,039

	Total Food Products	154,068,199

Household Products - 3.3%
1,000,013	Kimberly-Clark Corp.	61,050,794
450,000	Procter & Gamble Co.	25,290,000

	Total Household Products	86,340,794

	TOTAL CONSUMER STAPLES	340,110,277

ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
928,010	BP PLC, Sponsored ADR	67,299,285
980,169	Chevron Corp.	64,475,517
1,496,219	Exxon Mobil Corp.	101,353,875

	TOTAL ENERGY	233,128,677

EXCHANGE TRADED FUND - 0.5%
400,000	Health Care Select Sector SPDR Fund	12,748,000

FINANCIALS - 13.8%
Capital Markets - 2.3%
425,000	Merrill Lynch & Co. Inc.	30,948,500
506,000	UBS AG	27,526,400

	Total Capital Markets	58,474,900

Commercial Banks - 2.9%
252,900	Wachovia Corp.	13,563,027

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks - 2.9% (continued)
860,609	Wells Fargo & Co.	$62,256,455

	Total Commercial Banks	75,819,482

Consumer Finance - 0.6%
300,000	American Express Co.	15,618,000

Diversified Financial Services - 5.6%
1,319,821	Bank of America Corp.	68,010,376
1,650,957	JPMorgan Chase & Co.	75,316,658

	Total Diversified Financial Services	143,327,034

Insurance - 2.1%
903,504	Chubb Corp.	45,554,672
200,000	St. Paul Travelers Cos. Inc.	9,160,000

	Total Insurance	54,714,672

Real Estate Investment Trusts (REITs) - 0.3%
510,500	Annaly Mortgage Management Inc.	6,539,505

	TOTAL FINANCIALS	354,493,593

HEALTH CARE - 17.5%
Health Care Equipment & Supplies - 1.6%
671,002	Baxter International Inc.	28,182,084
250,000	Medtronic Inc.	12,630,000

	Total Health Care Equipment & Supplies	40,812,084

Pharmaceuticals - 15.9%
1,584,409	Abbott Laboratories	75,687,218
300,000	Bristol-Myers Squibb Co.	7,191,000
425,000	Eli Lilly & Co.	24,127,250
943,908	GlaxoSmithKline PLC, Sponsored ADR	52,226,430
1,399,947	Johnson & Johnson	87,566,685
505,200	Novartis AG, Sponsored ADR	28,402,344
2,370,067	Pfizer Inc.	61,598,041
1,492,975	Wyeth	72,364,498

	Total Pharmaceuticals	409,163,466

	TOTAL HEALTH CARE	449,975,550

INDUSTRIALS - 16.3%
Aerospace & Defense - 4.7%
1,579,752	Honeywell International Inc.	61,136,402
450,000	Raytheon Co.	20,281,500
650,000	United Technologies Corp.	40,423,500

	Total Aerospace & Defense	121,841,402

Air Freight & Logistics - 0.6%
200,000	United Parcel Service Inc., Class B Shares	13,782,000

Building Products - 0.4%
400,000	Masco Corp.	10,692,000

Commercial Services & Supplies - 2.4%
450,000	Pitney Bowes Inc.	18,594,000
500,000	R.R. Donnelley & Sons Co.	14,595,000
850,000	Waste Management Inc.	29,223,000

	Total Commercial Services & Supplies	62,412,000

Electrical Equipment - 2.9%
250,000	American Power Conversion Corp.	4,220,000
150,000	Cooper Industries Ltd., Class A Shares	12,924,000
724,827	Emerson Electric Co.	57,203,347

	Total Electrical Equipment	74,347,347

Industrial Conglomerates - 5.3%
450,000	3M Co.	31,680,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates - 5.3% (continued)
2,727,266	General Electric Co.	$89,154,326
600,000	Tyco International Ltd.	15,654,000

	Total Industrial Conglomerates	136,488,326

	TOTAL INDUSTRIALS	419,563,075

INFORMATION TECHNOLOGY - 5.1%
Computers & Peripherals - 1.2%
400,000	International Business Machines Corp.	30,964,000

IT Services - 1.1%
650,000	Automatic Data Processing Inc.	28,444,000

Semiconductors & Semiconductor Equipment - 0.4%
650,000	Intel Corp.	11,700,000

Software - 2.4%
2,532,835	Microsoft Corp.	60,864,025

	TOTAL INFORMATION TECHNOLOGY	131,972,025

MATERIALS - 8.6%
Chemicals - 6.1%
1,109,558	Dow Chemical Co.	38,368,516
1,778,600	E.I. du Pont de Nemours & Co.	70,539,276
1,578,605	Olin Corp.	25,305,038
350,000	PPG Industries Inc.	21,539,000

	Total Chemicals	155,751,830

Metals & Mining - 1.0%
896,626	Alcoa Inc.	26,853,949

Paper & Forest Products - 1.5%
653,381	Weyerhaeuser Co.	38,327,329

	TOTAL MATERIALS	220,933,108

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 4.3%
300,000	AT&T Inc.	8,997,000
1,136,668	BellSouth Corp.	44,523,285
300,000	Embarq Corp.	13,575,000
1,325,789	Verizon Communications Inc.	44,838,184

	Total Diversified Telecommunication Services	111,933,469

Wireless Telecommunication Services - 1.3%
1,544,909	Vodafone Group PLC, Sponsored ADR	33,493,622

	TOTAL TELECOMMUNICATION SERVICES	145,427,091

UTILITIES - 2.2%
Electric Utilities - 1.2%
468,000	Duke Energy Corp.	14,189,760
410,000	FPL Group Inc.	17,687,400

	Total Electric Utilities	31,877,160

Multi-Utilities - 1.0%
200,000	Ameren Corp.	10,300,000
650,000	NiSource Inc.	14,787,500

-	Total Multi-Utilities	25,087,500

	TOTAL UTILITIES	56,964,660

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,135,244,128)	$2,496,495,461

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 3.0%
$9,874,000	Interest in $467,344,000 joint tri-party repurchase agreement dated 7/31/06 with Deutsche Bank Securities Inc., 5.270% due 8/1/06; Proceeds at maturity - $9,875,445; (Fully collateralized by various U.S. government agency obligations 0.000% to 22.305% due 1/15/18 to 7/15/36; Market value - $10,071,480)	9,874,000
66,951,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity - $66,960,782; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value - $68,290,095)	66,951,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $76,825,000)	76,825,000

	TOTAL INVESTMENTS - 100.0% (Cost - $2,212,069,128#)	2,573,320,461
	Liabilities in Excess of Other Assets - 0.0%	(170,945)

	TOTAL NET ASSETS - 100.0%	$2,573,149,516

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Dividend Strategy Fund (formerly known as Smith Barney Dividend Strategy Fund ) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Series (formerly known as Smith Barney Investment Series) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$428,636,419
Gross unrealized depreciation	(67,385,086)

Net unrealized appreciation	$361,251,333

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2006